Background Information	3 Months Ended
Mar. 31, 2026
Background Information [Abstract]
Background information

1 Background Information

1.1 Reporting entity

JBS N.V. (“JBS N.V.” or “Company”) is a corporation incorporated under the laws of the Netherlands and is domiciled in Amsterdam. The Company is the holding entity of the JBS Group.

JBS N.V. and its subsidiaries (“Group”) primarily operates in the processing of animal proteins, encompassing activities related to beef, pork, lamb, and poultry, as well as the production and marketing of prepared foods and other related products. Additionally, the Group carries out operations in the leather, collagen, hygiene and beauty products, metal packaging, biodiesel, and other complementary businesses, integrated within its value chain, with a global presence in several countries, including Brazil, the United States, Canada, Mexico, Australia, the United Kingdom, Argentina, and Uruguay. The portfolio includes internationally recognized brands such as Seara, Doriana, Pilgrim’s, Moy Park, Primo, Friboi, Maturatta, Swift, Ozo, and Adaptable Meals, among others.

JBS N.V. is registered as a FPI - Foreign Private Issuer with the United States Securities and Exchange Commission (SEC) and as a foreign issuer with the Brazilian Securities and Exchange Commission (CVM). The Class A common shares of JBS N.V. are listed on the New York Stock Exchange (NYSE) under the ticker symbol “JBS,” and its Level II Brazilian Depositary Receipts (BDRs) are traded on B3 - Brasil, Bolsa, Balcão, under the code “JBSS32.”

The unaudited condensed consolidated interim financial statements comprise JBS N.V. and its subsidiaries as of and for the three-month period ended March 31, 2026, that were authorized by the Board of Directors on May 12, 2026.

1.2 Main events that occurred during the period:

1.2.1 Sale of Interest in Joint Venture - Meat Snack Partners: In January 2026, JBS S.A. completed the sale of its 50% interest in the joint venture Meat Snack Partners for an amount of US$42.8 million, resulting in a net gain of US$6.1 million. The investment was accounted for using the equity method and, therefore, was not consolidated in the Company’s financial statements.

1.2.2 Investment in Multi-Protein Joint Venture in Oman: On February 8, 2026, JBS N.V. entered into a Share Purchase Agreement with Oman Food Investment Holding Company S.A.O.C. to establish a joint venture in which JBS will hold 80% of the share capital, with an equity investment of US$150 million. The joint venture will own 100% of the businesses currently operated in Oman by A’Namaa Poultry Co. SAOC and Al Bashayer Meat Company SAOC, focused on poultry, beef and lamb production and processing. This transaction strengthens the Company’s global multi-protein platform and supports Oman’s Vision 2040. The completion of this transaction is subject to the fulfillment of the precedent conditions applicable to transactions of this nature, including the required regulatory approvals.

1.2.3 Payment of Dividends: On March 25, 2026, the Board of Directors of JBS N.V. approved the payment of dividends of US$1.00 per share, to be paid on June 17, 2026. Shareholders of record as of the close of trading on May 18, 2026, shall be entitled to receive the dividends.

1.2.4 PPC Senior Notes Tender Offer: On March 30, 2026, JBS N.V., through its subsidiary PPC, commenced a tender offer pursuant to which it offered to acquire up to US$250.0 million aggregate principal amount of its 6.250% Senior Notes due 2033. On April 14, 2026, the early settlement date, US$250.0 million aggregate principal amount was accepted for purchase at a price of US$1,056.90 per US$1,000.00 principal amount, for a total cost of US$264.2 million.

1.2.5 JBS Senior Notes Tender Offer: On March 30, 2026, JBS N.V., through its subsidiary JBS USA Food Company Holdings, commenced a tender offer pursuant to which it offered to acquire up to US$1,000.0 million aggregate principal amount of its 6.750% Senior Notes due 2034. On April 13, 2026, the maximum aggregate principal amount was increased by US$200.0 million, to a total of US$1,200.0 million. On April 14, 2026, the early settlement date, US$1,200.0 million aggregate principal amount was accepted for purchase at a price of US$1,099.48 per US$1,000.00 principal amount, for a total consideration of US$1,319.4 million.

1.3 Brazilian Consumption Tax Reform

The Brazilian Consumption Tax Reform, enacted pursuant to Constitutional Amendment No. 132/2023 and regulated by Supplementary Laws No. 214/2025 and No. 227/2026, introduced significant structural changes to the Brazilian tax system. The new model replaces ICMS, ISS, PIS, COFINS, and IPI with a system based on the Contribution on Goods and Services (CBS), the Tax on Goods and Services (IBS), and the Selective Tax (IS), with the objective of simplifying taxation and increasing transparency in the imposition on consumption.

The supplementary legislation approved to date has established key aspects of the new regime, including guidelines for the administration of the IBS and the creation of the Management Committee responsible for its oversight, whose implementation will occur gradually. The Reform provides for a transition period from 2026 to 2032, during which the current and new systems will coexist. Accordingly, the definitive impacts on tax calculation and assessment will depend on the issuance of additional subordinate regulations and further implementing rules that are still pending.

Management continuously monitors legislative and regulatory developments related to the Brazilian Consumption Tax Reform and is adopting the necessary measures to comply with the currently required ancillary obligations. Final adjustments to processes, systems, and internal controls will be implemented as the regulatory framework is fully concluded. To date, no material effects have been identified in the financial statements, considering that the full implementation of the new model will occur throughout the transition period. Accordingly, the Group has already implemented the necessary adjustments to present taxes separately in fiscal documents, in compliance with the applicable legal requirements, in line with the principle of transparency in consumption taxation and with the requirements established for the new system.

1.4 Seasonality

The demand for chicken is relatively stable throughout the year in the United States, Europe and Brazil, but there are seasonal variations in the sales volume of certain products at specific times of the year, such as: Christmas, New Year, and Easter. Demand in the United States beef industry is highest in the second and third quarters, due to favorable weather conditions for outdoor activities. In Australia, the beef industry faces a drop in slaughters in the fourth quarter, as the rainy season affects the availability and transport of cattle. In Brazil, beef sales do not fluctuate significantly during the year. The pork industry in the United States and Australia has peaks in demand in the first and fourth quarters, due to the supply of pork and the holidays, which stimulate the consumption of certain pork products, with no significant fluctuation in pork numbers in other locations.